Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 05, 2013 Realty Capital [Member]
Loss Contingencies [Line Items]
Rental expense	$ 400	$ 300	$ 300
2014	296
2015	196
2016	100
Total	592
Imposition of censure, fine paid				$ 60